Exhibit 99.2 Schedule 3

Loan Level Exceptions
Run Date - 7/19/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
AYSXZVHIGPP	XX	XX		XX		3	1	3	1	1	1	1	1
BYXQSZ5XNXG	XX	XX		XX	Not Applicable	3	1	3	3	1	1	1	1
M1NVGRUV3RB	XX	XX		XX		1	1	1	1	1	1	1	1
C2J3P3WOYUV	XX	XX		XX		1	1	1	1	1	1	1	1
MVSUHNQQ1ZO	XX	XX		XX		3	1	3	1	1	1	1	1
DHQEYUO5AW5	XX	XX		XX	Client Reportable	1	1	1	1	1	1	1	1
NS0JOTZ3Q3R	XX	XX		XX	Client Reportable	3	1	3	1	1	1	1	1
ANRZE1X43PC	XX	XX		XX		3	1	3	1	1	1	1	1
4LANORSEO0B	XX	XX		XX		3	1	3	1	1	1	1	1
SI1PUDJ1Y2L	XX	XX		XX		1	1	1	1	1	1	1	1
12GJZNV421K	XX	XX		XX		3	1	3	1	1	1	1	1
NM1NOLXH5NF	XX	XX		XX		3	1	1	3	1	1	1	1
XWYFKBF5DGQ	XX	XX		XX		3	1	3	3	1	1	1	1
TMPPW5KMHXX	XX	XX		XX		1	1	1	1	1	1	1	1
RBURXDONRP3	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing a final HUD, signed or stamped.

*** (CURED) Lender Approval - EV R
COMMENT:   The sponsor approval date is unknown. The subject note is dated 8.XX.2022.

*** (CURED) Missing flood cert - EV R
																COMMENT: The loan file is missing a copy of the Flood Certificate.
O1CTBLXSS1L	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Lender Approval - EV R
COMMENT:   The final funding sheet is missing from the loan file.

*** (CURED) Missing flood cert - EV R
COMMENT:   The loan file is missing a copy of the Flood Certificate.

*** (CURED) Only Estimated HUD in file - EV R
																COMMENT: The file is missing the final HUD executed by the borrower or stamped by the settlement agent.
NK22KRMGWX4	XX	XX		XX		1	1	1	1	1	1	1	1
2YBUWYSHZHT	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final HUD is neither stamped nor signed.
4YXCHE3FHUS	XX	XX		XX		1	1	1	1	1	1	1	1
LI4Y0W4NB5Y	XX	XX		XX		1	1	1	1	1	1	1	1
XANNDDX5EJM	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The supplemental policy indicates if insurance coverage is insufficient, the evidence of insurance must indicate replacement cost. The subject valuations in the file do not indicate a replacement cost value. The total value used in qualification is $XX. The evidence of insurance reflects a total coverage of $XX for all units. The loan file is missing proof the evidence of insurance has replacement cost.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The policy supplement requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file did not include evidence of the premium for the insurance is paid.

*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for a loan term up to 36 months (not to exceed 60 months post-conversion) for Rental Hold loans. The subject rental hold loan closed with a loan term of 120 months. No approved exception in the loan file.
VU4KT5OVV2O	XX	XX		XX		2	2	2	1	1	2	1	1		*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2 COMMENT: The lender policy allows a max LTV of 75%. The loan closed with a LTV of 76.08%	*** (CURED) Lender Approval - EV R COMMENT: The loan approval is not available. Need updated approval.
0NYIOYRSAQ5	XX	XX		XX		1	1	1	1	1	1	1	1
WTZVM4JB2YG	XX	XX		XX		1	1	1	1	1	1	1	1
C5WAXS0Q5LK	XX	XX		XX		2	2	2	1	1	2	1	1		*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2 COMMENT: The lending policy allows a max LTV of 75% for a rent hold loan. The loan closed with a 80% LTV.	*** (CURED) Lender Approval - EV R COMMENT: The lender approval expiration date is unknown.
DJZQVJTAWEI	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The signed or stamped HUD is missing from the loan file.
PVQGRNG5FO0	XX	XX		XX		1	1	1	1	1	1	1	1
53BHZPJ4R0S	XX	XX		XX		1	1	1	1	1	1	1	1
Y5ZGELUNYHJ	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The policy indicates the appraisal report generally should not be older than 3 months (90 days) at closing. The appraisal is dated 11.XX.2022 (expires 1.31.2023), the subject loan closed 2.XX.2023. The file included an exception via email correspondence indicating the appraisal could be used.
11LBXUCI1AI	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The file included a construction budget reflecting a total budget amount of $XX. The final HUD reflect construction cost collected in the amount of $XX. The file did not include a budget to match the funds collected at closing.
0V01I0AYKKB	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent.
H2DRBAUAUML	XX	XX		XX		3	1	3	1	1	1	1	1
LDIC2K0E5FN	XX	XX		XX		3	1	3	1	1	1	1	1
KA41PMB3T4P	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent.
3T4O5CYE0PR	XX	XX	XX	Not Applicable	1	1	1	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.
5UA0LCBYWT4	XX	XX		XX		1	1	1	1	1	1	1	1
K0FUXIBCZZ3	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains multiple conflicting Funding worksheets; however, it is missing the Final signed and dated Funding Worksheet.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Funding Worksheet labeled as final (p.435) states the rehab type is No Rehab or construction and shows a rehab budget of $0.  Additionally, the Notes state renovations will be completed prior to closing and show the as is value the same as the appraisal ARV of $XX (p.1064).  The appraisal states:  For the as repaired value there is a hypothetical condition applied that the subject remodel is done to code and according to the budget provided.  The loan file is missing proof the renovation has been completed prior to closing as stated on the Funding Worksheet which would allow the ARV of $XX to be used as the as is value since the loan is not a rehab loan.  It is to be noted, the file contains an email with photos from the Guarantor of the subject property rooms as evidence of completion; however, no documentation was provided that it is complete.

*** (CURED) Title issue - EV R
																COMMENT: The preliminary title policy (p.612) and final title policy (p.939) shows two open tax liens for $XX, the loan file does not contain evidence they have been paid
UWLA3V5HMPB	XX	XX		XX		3	1	3	1	1	1	1	1
IE2OYSXQUM3	XX	XX		XX		1	1	1	1	1	1	1	1
XMBJDWOA0UG	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 84 months.
YT5QGR51SAL	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing evidence of the original purchase price in the amount of $XX. The property profile report reflects the last transfer on 6.XX.2020 for $XX.
I4OWZABXXFB	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount.  The full rehab amount is $XX and the Builder's Risk coverage is $XX (p.332).

*** (CURED) Title issue - EV R
																COMMENT: The Purchase Agreement dated 9/XX/2022 (p.313) lists the seller as XX and the buyer as XX while the borrowing entity is XX. There is a Deed transferring the property from XX to XX dated 10/XX/2022 (p.262) and a Deed transferring the property from XX dated 2/28/2023 (prior to the subject purchase). Clarification is needed for the different transfers. The preliminary title (p.422) reflects the title vested to XX as of 2/XX/2023; however, per the deed transfer dated 10/XX/2022 that would not be correct.
J50UZSN3PBV	XX	XX		XX		1	1	1	1	1	1	1	1
KD3ECYHXUFS	XX	XX		XX		3	1	3	1	1	1	1	1
HNJEIZ55YNV	XX	XX		XX		1	1	1	1	1	1	1	1
IOMNOWOXL1A	XX	XX		XX		3	1	1	3	1	1	1	1
SU3PP04D1VO	XX	XX		XX		1	1	1	1	1	1	1	1
3R4VKJOKGAH	XX	XX	XX	1	1	1	1	1	1	1	1	*** (OPEN) Wrong appraisal form for single family home - EV 2
															COMMENT: The policy requires full interior appraisal for loans with a note amount in excess of $1,000,000. The file included an exterior appraisal, and the note amount is $XX.	*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent.
XUEZW33TLTB	XX	XX		XX		1	1	1	1	1	1	1	1
GUYONYRNACC	XX	XX		XX		1	1	1	1	1	1	1	1
5IQTYPHOD3Z	XX	XX		XX		1	1	1	1	1	1	1	1
COOCDITDO21	XX	XX		XX		3	1	3	1	1	1	1	1
GE545DDFI3S	XX	XX		XX		1	1	1	1	1	1	1	1
CMBWRKFQOUX	XX	XX		XX		1	1	1	1	1	1	1	1
MJPPGH4FQYO	XX	XX		XX		1	1	1	1	1	1	1	1
ROZJMXBXKYC	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Appraisal - EV R
COMMENT:   The loan file is missing the appraisal for the subject properties.  The file contains an invoice from XX (p.2151-2152); however, is missing the appraisal report.

*** (CURED) Missing flood cert - EV R
																COMMENT: The loan file is missing the flood cert.
PTVKH4QLSCZ	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The recorded subordination agreement, item D, reflected the new loan amount (subject transaction) as f $XX. The subject loan amount is $XX.
5URXBSV1QY5	XX	XX		XX		1	1	1	1	1	1	1	1
4MIRGC0A4Q1	XX	XX		XX		1	1	1	1	1	1	1	1
3VNZBEFBIUY	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent.
RAH2LUUWM2L	XX	XX		XX		1	1	1	1	1	1	1	1
M2AKK30N1WH	XX	XX		XX		1	1	1	1	1	1	1	1
3EVUAVRCCCT	XX	XX		XX		1	1	1	1	1	1	1	1
34KXGK2SDFP	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction to have a term not to exceed 36 months post-conversion, with a total term up to 60 months. The note confirms the term is 84 months.
JJESCWMG3EY	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2 COMMENT: The required minimum loan amount per the final funding worksheet is $150,000. The loan closed with a loan amount of $XX.	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 84 months.
QCJIUGSM5HT	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 84 months
J5MFI1JFZR5	XX	XX		XX		1	1	1	1	1	1	1	1
LBKCBXJ25XS	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   The file Is missing the repayment guaranty for XX

*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months
OMHCUBRHUYL	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months
3HGOQR41L14	XX	XX		XX		1	1	1	1	1	1	1	1
HGB3HQDBRQN	XX	XX		XX		1	1	1	1	1	1	1	1
VAFLUFOQJXC	XX	XX		XX		1	1	1	1	1	1	1	1
AH4GQCRWBGI	XX	XX		XX		1	1	1	1	1	1	1	1
RGSSN5U0DZM	XX	XX		XX		1	1	1	1	1	1	1	1
MWFCSGYA1IR	XX	XX		XX		1	1	1	1	1	1	1	1
Z0ZGUEDVWD1	XX	XX		XX		1	1	1	1	1	1	1	1
N0NK4IRYME1	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent.
EX4CCD3PVRC	XX	XX		XX		1	1	1	1	1	1	1	1
T4EZFURWRM2	XX	XX		XX		1	1	1	1	1	1	1	1
VMLAVJYADCA	XX	XX		XX		1	1	1	1	1	1	1	1
TJAB4QNUZA1	XX	XX		XX		1	1	1	1	1	1	1	1
V1FM1TUXOXR	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The lender approval expiration date is unknown.
E0OUDWEAHQS	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The Sponsor approval expired 4.07.2022 and the subject Note date is 7.XX.2023.
W4MF43FZI2M	XX	XX		XX		1	1	1	1	1	1	1	1
R5RRUSKDRQX	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months.  The note confirms the term is 120 months

*** (CURED) Only Estimated HUD in file - EV R
																COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent. The file included an estimated loan settlement statement.
MTOPIKFJ55T	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: The policy requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file included evidence of insurance, reflecting the premium amount due of $4,783. The final HUD did not reflect evidence the premium amount was paid.
YU05L2XOUZC	XX	XX		XX		3	1	3	1	1	1	1	1
UQIUIY42H1C	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: The Supplemental Policy requires Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The rehab budget amount is $XX and the builders risk coverage amount is only $XX.
F2OUKZGZRNM	XX	XX		XX		1	1	1	1	1	1	1	1
N4ZMTOAA35U	XX	XX		XX		1	1	1	1	1	1	1	1
XHRWML3UU4L	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Only Estimated HUD in file - EV R COMMENT: The final HUD in the loan file is password protected and could not be viewed. The file only included an estimated HUD that was viewable.
TM5H0CRUHW0	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The HUD has not been signed or stamped.
LKBURYD3JZD	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The Borrowers Final Settlement Statement is not signed by the borrower or stamped by the settlement agent.
SFIB1DDVDZE	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: The Supplemental Policy requires builder’s risk insurance with coverage equating to the full rehab budget amount. The budget amount is $XX and the builders risk coverage is only $XX.
QCTMHF2FLH3	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Supplemental Policy requires builder’s risk insurance with coverage equating to the full rehab budget amoun. The budget is $XX and the builders risk policy coverage is $XX.
FO32JTYZHDA	XX	XX		XX		1	1	1	1	1	1	1	1
EUFOPKG0KKD	XX	XX		XX		1	1	1	1	1	1	1	1
IPCJFJJDZGW	XX	XX		XX		1	1	1	1	1	1	1	1
ZVDINTA2IUW	XX	XX		XX		1	1	1	1	1	1	1	1
BZXS2J4EHXM	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The supplemental policy requires when insurance coverage is insufficient, the evidence of insurance must indicate 100% replacement cost. The minimum coverage required is $XX The evidence of insurance reflects dwelling coverage of $XX. The loan file does not contain proof the policy has 100% replacement cost.
QT4550BPDB3	XX	XX		XX		1	1	1	1	1	1	1	1
5X2BTPVBSE4	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The supplemental policy indicates if insurance coverage is insufficient, the evidence of insurance must indicate replacement cost. The minimum required dwelling coverage is $XX. The evidence of insurance reflects coverage of $XX. The loan file is missing proof of replacement cost.
QNKAXGNXG14	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The Rent Hold Guidelines reflect Amortizing Loans with leverage greater than 75% (80% LTV max).  The file included XX reviews confirming a total combined value of $XX, resulting in a LTV of 81.16%.

*** (CURED) Missing Appraisal - EV R
																COMMENT: The policy allows evaluations to be used in lieu of appraisals where the loan amount is less than $400,000. The loan contains Homegenius evaluations. The loan amount is $XX; therefore, a full appraisal is required.
DOZNGURBCD0	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R COMMENT: The loan file is missing evidence the hazard insurance policy is paid in full per lending policy.
RBMJFOUJFS5	XX	XX		XX		1	1	1	1	1	1	1	1
H43NM4F2RXS	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The lender approval expiration date is unknown.
JGPWZXIRROT	XX	XX		XX		1	1	1	1	1	1	1	1
FT235OBKAK0	XX	XX		XX		1	1	1	1	1	1	1	1
HUQH2T0C15D	XX	XX		XX		1	1	1	1	1	1	1	1
OVO2BXLO0CW	XX	XX		XX		1	1	1	1	1	1	1	1
N4HD2TNMIEK	XX	XX		XX		1	1	1	1	1	1	1	1
DLMG4JQLW4S	XX	XX		XX		1	1	1	1	1	1	1	1
X5LLNB223ET	XX	XX		XX		1	1	1	1	1	1	1	1
1VFJOPF3EKZ	XX	XX		XX		1	1	1	1	1	1	1	1
0X5RGNEKDAT	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Guaranty is Missing - EV R COMMENT: The file is missing the repayment guaranty for the guarantors.
X51HR403MRJ	XX	XX		XX		1	1	1	1	1	1	1	1
NXGUNEC2ZYD	XX	XX		XX	Not Applicable	1	1	1	1	1	1	1	1
NHBJ2RYNCHV	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Construction Contract Missing - EV R COMMENT: The loan file is missing the Budget.
U0I3H3GROKJ	XX	XX		XX		1	1	1	1	1	1	1	1
CHPECBYIKJO	XX	XX		XX		1	1	1	1	1	1	1	1
SZSC02SWHLF	XX	XX		XX		1	1	1	1	1	1	1	1
2U1DNIWEXPC	XX	XX		XX		1	1	1	1	1	1	1	1
BPRVZBBKCF4	XX	XX		XX		1	1	1	1	1	1	1	1
FEI01RSPPQC	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The sponsor approval date is unknown. The subject note is dated 11.XX.2023.
51EKMM5UOUA	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: Sponsor approval expiration date is unknown; Note date is 10/XX/23.
VAJROY5WHKH	XX	XX		XX		1	1	1	1	1	1	1	1
ZC1KU0RAVYC	XX	XX		XX		3	1	3	1	1	1	1	1
NJXYDZ5SWA3	XX	XX		XX		1	1	1	1	1	1	1	1
1QJ5AEX2EGE	XX	XX		XX		1	1	1	1	1	1	1	1
NREUVGWWUCE	XX	XX		XX		1	1	1	1	1	1	1	1
PAY0EN402AH	XX	XX		XX		1	1	1	1	1	1	1	1
D41CDNRZQJA	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The policy requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file included evidence of insurance, reflecting the premium amount due of $1218. The final HUD did not reflect evidence the premium amount was paid.
ICQYZ33R5I2	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The LTC calculated during the audit review is 90.66% ($XX + $767,557 + $63,087.65 + $238,158.05 = 90.66%) . The program guidelines allow for a LTC of up to 90%; therefore, the loan fails to meet the required LTC.
YT3CKDDWTO0	XX	XX		XX		1	1	1	1	1	1	1	1
HODI11N3K0K	XX	XX	XX	3	2	3	2	1	2	2	1	*** (OPEN) Appraisal is stale dated without recertification in file - EV 2
COMMENT:   The subject appraisals are dated 10.XX.2023, which expired 1.17.2024 and the subject note is dated 2.XX.2024. The loan file contains an approved exception for the expired appraisals.

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The lending supplement policy requires Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount (excluding soft costs). The inspection report dated 2.XX.2024, indicates the hard costs for construction remaining are $XX, the Builders Risk reflects coverage of $XX.
AIUIR2V3YTD	XX	XX		XX		1	1	1	1	1	1	1	1
VCIR52BBPP0	XX	XX		XX		1	1	1	1	1	1	1	1
RH3MLR1LVMS	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Title Issue - EV R COMMENT: The preliminary title reflects the property is currently vested in the name of XX The transaction is a refinance, the loan closed in the name of RXX
K3VWYSUKYPL	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The purchase contract reflects the buyer as XX  The loan closed in the name of XX  The file did not include an addendum or assignment.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The photo ID for the Guarantor expired 10.XX.2023. The subject loan closed 11.XX.2023.
DER4ROHIYHV	XX	XX		XX		1	1	1	1	1	1	1	1
D0PUB5N3N2M	XX	XX		XX		1	1	1	1	1	1	1	1
H3PE3KHYJ41	XX	XX		XX		3	1	3	1	1	1	1	1
NZISKDEF54M	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Title Issue - EV R COMMENT: The preliminary title reflects the property is currently vested in the name of XX. The transaction is a refinance, the loan closed in the name of XX
BBI3SSYKRTK	XX	XX		XX		3	1	3	1	1	1	1	1
E0L30ZYB2QU	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Title Issue - EV R COMMENT: The preliminary title reflects the property is currently vested in the name of XX. The transaction is a refinance, the loan closed in the name of XX
LAFZBYLFRCW	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The Sponsor approval expired 5.17.2022 and the subject Note date is 11.XX.2023.
2KHPXCFSHXF	XX	XX		XX		1	1	1	1	1	1	1	1
DNWK1AARL4K	XX	XX		XX		1	1	1	1	1	1	1	1
5ZBLZBL0N0B	XX	XX		XX		1	1	1	1	1	1	1	1
W0CU43TBJBG	XX	XX		XX		1	1	1	1	1	1	1	1
WEXGEU1BMYK	XX	XX		XX		1	1	1	1	1	1	1	1
OCGV4UJSOOS	XX	XX		XX		1	1	1	1	1	1	1	1
TSCHG5SERFP	XX	XX		XX		1	1	1	1	1	1	1	1
VM03OVWAJD3	XX	XX		XX		1	1	1	1	1	1	1	1
AZTOBR4TCPW	XX	XX		XX		1	1	1	1	1	1	1	1
EM4ALFZBOP1	XX	XX		XX		1	1	1	1	1	1	1	1
RWVLTHTZVP5	XX	XX		XX		1	1	1	1	1	1	1	1
GLPHCKPPIBP	XX	XX		XX		3	1	3	1	1	1	1	1
MM3RA5XLCQC	XX	XX		XX		1	1	1	1	1	1	1	1
VWRWFSXOY1E	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Zoning compliance is illegal - EV R
																COMMENT: The appraiser indicated the zoning is illegal for the type of dwelling the borrower is building. Please note when inspected the subject was being renovated as a duplex, with separate meters, separate kitchens and without common entrance. Per the lender the subject is to be appraised as a single family. which it has been. When renovations are completed, unless the subject configuration changes per the Town of XX the subject use will be considered to be a duplex, The subjects renovation was permitted as a duplex. Single Family currently homes are not permitted, per the Town of XX. If single family use is desired the subject will have to reapply for zoning change, and if changed to Single Family cannot revert back to duplex,
EY5R42VTHNK	XX	XX		XX		3	1	3	1	1	1	1	1
UWNB3TRV5IR	XX	XX		XX		1	1	1	1	1	1	1	1
BKCKLPNLAOZ	XX	XX		XX		1	1	1	1	1	1	1	1
QQ0HVNUXBXL	XX	XX		XX		1	1	1	1	1	1	1	1
0PN5QNAEPMD	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The lender approval for XX is unknown. The sponsor/entity file is missing the loan approval to determine the expiration date for the property review.
UAUMPII35SZ	XX	XX		XX		1	1	1	1	1	1	1	1
X0GXNWODVGP	XX	XX		XX		1	1	1	1	1	1	1	1
RKPVNXWTMGV	XX	XX		XX		1	1	1	1	1	1	1	1
RBUYGCHGSO1	XX	XX		XX		1	1	1	1	1	1	1	1
Z4K4Z55R2P0	XX	XX		XX		1	1	1	1	1	1	1	1
EKMKQBODZMP	XX	XX		XX		1	1	1	1	1	1	1	1
0CTBCCYQB5H	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The LTC calculated during the audit review is 95.49% (XX + $2,144,500 + $616,000 + $500,000 = 95.49%) . The program guidelines allow for a LTC of up to 90%; therefore, the loan fails to meet the required LTC.
GWNLPSNHTUH	XX	XX		XX		1	1	1	1	1	1	1	1
K3Q2C1TIN4L	XX	XX		XX		1	1	1	1	1	1	1	1
RQARV3MMUCB	XX	XX		XX		1	1	1	1	1	1	1	1
VTMJVPIE5QL	XX	XX		XX		3	1	3	1	1	1	1	1
TIV4CEE5MQ1	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The Sponsor approval expired 4.07.2022 and the subject Note date is 1.XX.2024.
VPTXVC313Z5	XX	XX		XX			1	1	1	1	1	1	1
DRUWZO35RF4	XX	XX		XX		1	1	1	1	1	1	1	1
3OHVOBPBPZE	XX	XX		XX		1	1	1	1	1	1	1	1
SPHFNEMPHXR	XX	XX		XX		1	1	1	1	1	1	1	1
RKQZTOCWA1Z	XX	XX		XX		1	1	1	1	1	1	1	1
0P4NOPVLCPG	XX	XX		XX		1	1	1	1	1	1	1	1
C1FJLJ52JBR	XX	XX		XX		1	1	1	1	1	1	1	1
ZRTSXPTQEZW	XX	XX		XX		1	1	1	1	1	1	1	1
N44SKHBT2TD	XX	XX		XX	Not Applicable	1	1	1	1	1	1	1	1
3XROKAMVGVI	XX	XX		XX		1	1	1	1	1	1	1	1
TTVP2D5HUBY	XX	XX		XX		1	1	1	1	1	1	1	1
DT1GR3HW5VK	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: The seller XX indicated on the Final Master HUD (pg 88) and Final Buyer's Statement (pg 86) does not match the seller's names (XX and XX) indicated as vested on title, on the purchase contract, and on the appraisal. The loan file is missing a Final HUD with the correct seller that matches the vesting on title.
Q1XBZKFNZIO	XX	XX		XX		1	1	1	1	1	1	1	1
MKBLBCHXUYT	XX	XX		XX		1	1	1	1	1	1	1	1
NQNSHFPILAE	XX	XX		XX		1	1	1	1	1	1	1	1
E5C3RBEO2IK	XX	XX		XX		1	1	1	1	1	1	1	1
ZGOVBTJQST1	XX	XX		XX		1	1	1	1	1	1	1	1
BOLNT3XQR4G	XX	XX		XX		1	1	1	1	1	1	1	1
F22RSXK5UG1	XX	XX		XX		1	1	1	1	1	1	1	1
BJ1LKNXO3H5	XX	XX		XX		1	1	1	1	1	1	1	1
22MJYFIS5Y5	XX	XX		XX		1	1	1	1	1	1	1	1
1ILXICEOTHR	XX	XX		XX		1	1	1	1	1	1	1	1
P2R05W2YF31	XX	XX		XX		1	1	1	1	1	1	1	1
4JAL354WJNK	XX	XX		XX		1	1	1	1	1	1	1	1
XVE3AFUAR2D	XX	XX		XX		1	1	1	1	1	1	1	1
GICUWPSOSYJ	XX	XX		XX		1	1	1	1	1	1	1	1
BNABZMUJPP3	XX	XX		XX		1	1	1	1	1	1	1	1
OCNUOZBF5WS	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: The policy requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file did not include evidence of the premium for the insurance is paid.
DMIPEZMLXRP	XX	XX		XX		1	1	1	1	1	1	1	1
ZBOO5G4LD3N	XX	XX		XX		1	1	1	1	1	1	1	1
2XQVJ4LKEVI	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Note is missing or unexecuted - EV R COMMENT: The loan file is missing the Note.
3UVWKABEETV	XX	XX		XX		1	1	1	1	1	1	1	1
HLUN3PL5VVH	XX	XX		XX		1	1	1	1	1	1	1	1
SZVVTYLQ0YS	XX	XX		XX		1	1	1	1	1	1	1	1
TVN5TGTQHZA	XX	XX		XX		1	1	1	1	1	1	1	1
0EV0EJ35ORR	XX	XX		XX		2	2	2	1	1	2	1	1		*** (OPEN) Lender Approval - EV 2 COMMENT: The Sponsor approval expired 11.18.2023 for XX. The subject Note date is 3.XX.2024 which is 16 months after the last approval of the Entity/Sponsor.
YLPGB3JTF4S	XX	XX		XX		1	1	1	1	1	1	1	1
GVGT0G35JK4	XX	XX		XX		1	1	1	1	1	1	1	1
OXMNLHL3GLK	XX	XX		XX		1	1	1	1	1	1	1	1
VXTOGM4Z1AJ	XX	XX		XX		1	1	1	1	1	1	1	1
EOSWHV0J3FQ	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Quality of Appraisal Report Unacceptable - EV 2
COMMENT: The appraisal for each property states the property is subject to completion; however, the subject loan is not a construction or rehab loan. The loan file is missing the required As Is appraisal for both properties.	*** (CURED) Missing Documentation - EV R
COMMENT:   The DOT has the properties as XX; however, the appraisals have XX and XX.   The property addresses on the Security Instrument and the appraisals should match.

*** (CURED) HOA Certificate  - EV R
																COMMENT: Both properties are condominiums; however, the appraisal has $0 for the HOA fee for both and there is no HOA documents to verify there is no HOA fee.
W1B4Y4CENKN	XX	XX		XX		1	1	1	1	1	1	1	1
FANHIBDKGGK	XX	XX		XX		1	1	1	1	1	1	1	1
LO2ZNEVWJDX	XX	XX		XX		1	1	1	1	1	1	1	1
T0KK0NXLA1O	XX	XX		XX		1	1	1	1	1	1	1	1
1VMSYAQCH14	XX	XX		XX		1	1	1	1	1	1	1	1
3GHXD201QTM	XX	XX		XX		1	1	1	1	1	1	1	1
EIBONJI2VDA	XX	XX		XX		1	1	1	1	1	1	1	1
LQQSILWWE4V	XX	XX		XX		1	1	1	1	1	1	1	1
JGREC40Z2IA	XX	XX		XX		1	1	1	1	1	1	1	1
VGAADUUN2BT	XX	XX		XX		1	1	1	1	1	1	1	1
GNUKUVOAYPB	XX	XX		XX		1	1	1	1	1	1	1	1
O11GO0XTYHC	XX	XX		XX		1	1	1	1	1	1	1	1
QIR2MI40LPB	XX	XX		XX		1	1	1	1	1	1	1	1
0MA2YAB0RSC	XX	XX		XX		1	1	1	1	1	1	1	1
POPDO541SRI	XX	XX		XX		3	1	3	1	1	1	1	1
NQF1TGE44OZ	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The final Loan Submission Funding Sheet is not in the file.
1KE31J0W3KG	XX	XX		XX		1	1	1	1	1	1	1	1
1BDPZFYQDPO	XX	XX		XX		3	1	3	1	1	1	1	1
TQK3GOAYIF1	XX	XX		XX		1	1	1	1	1	1	1	1
0AUOEPULY0Y	XX	XX		XX		1	1	1	1	1	1	1	1
0MORVI1ESDN	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The HUD (P 112) is not signed or stamped.
P5C5CE0J2IA	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The Sponsor approval expired 03/24/2023 and the subject Note date is 05/XX/2024.
NDAUANZYDJ2	XX	XX		XX		1	1	1	1	1	1	1	1
NKSNOZADGW1	XX	XX		XX		1	1	1	1	1	1	1	1
VMBTYPCWCF1	XX	XX		XX		1	1	1	1	1	1	1	1
QLGA30Z4BUK	XX	XX		XX		1	1	1	1	1	1	1	1
C5NYEZLVP5V	XX	XX		XX		1	1	1	1	1	1	1	1
HWRJ4DXZDTP	XX	XX		XX		1	1	1	1	1	1	1	1
X3VNDK5BPLI	XX	XX		XX		1	1	1	1	1	1	1	1
E12BPYNW4UK	XX	XX		XX		1	1	1	1	1	1	1	1
IHXWZZUGIUZ	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The policy supplement requires Renovation loans where square footage is being added requires builder’s risk insurance with coverage equating to replacement cost plus rehab budget amount for the addition. The evidence of insurance in the original file p.197 reflects coverage amount of $XX. The appraisal p.1049 shows the replacement cost as $XX0 + the rehab budget of $XX which = $1XX. The Builder’s Risk insurance does not provide sufficient coverage.
0O4OMVURLML	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The Sponsor approval expired 04/14/2023 and the subject Note date is 05/XX/2024.
LCTDRWQKSO3	XX	XX		XX		1	1	1	1	1	1	1	1
FXIKAPA2RWA	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Lender Approval - EV R
COMMENT:   The Sponsor approval for XX, expiration date is 4/XX/2023. The Note date is 3/XX/2024.

*** (CURED) Note is missing or unexecuted - EV R
																COMMENT: The file is missing the Note.
1QX5GMZXL3K	XX	XX		XX		3	2	3	1	1	2	1	1		*** (OPEN) Lender Approval - EV 2 COMMENT: The Sponsor approval for XX, expired on 1/31/2024. The Note date is 5/XX/2024.
YDWD0Z4WILP	XX	XX		XX		1	1	1	1	1	1	1	1
3WACV00DQIR	XX	XX		XX		1	1	1	1	1	1	1	1
QR0G4PC2DQA	XX	XX		XX		1	1	1	1	1	1	1	1
BGRCDL3TPSC	XX	XX		XX		1	1	1	1	1	1	1	1
TQ0VMNRTPPE	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The Sponsor approval expired 01/03/2024 and the subject Note date is 05/XX/2024.
IZJDMBXNVAM	XX	XX		XX		1	1	1	1	1	1	1	1
ZPNAZDU0BXI	XX	XX		XX		1	1	1	1	1	1	1	1
X1STNBM50KY	XX	XX		XX		1	1	1	1	1	1	1	1
FVNQOJY5EDN	XX	XX		XX		1	1	1	1	1	1	1	1
EAK4GAPNWEF	XX	XX		XX		1	1	1	1	1	1	1	1
3ODQ5J4U0UA	XX	XX		XX		1	1	1	1	1	1	1	1
ELE5FO4GJH4	XX	XX		XX		1	1	1	1	1	1	1	1
KYOSG3DPYJD	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the final Loan Submission Funding Worksheet.
YX1GECXOQ3Y	XX	XX		XX		1	1	1	1	1	1	1	1
PBAJ3HUYOFC	XX	XX		XX		1	1	1	1	1	1	1	1
0H213D2WYCJ	XX	XX		XX		1	1	1	1	1	1	1	1
P0PQQ1L1M1T	XX	XX		XX		1	1	1	1	1	1	1	1
23AYOUL25BT	XX	XX		XX		1	1	1	1	1	1	1	1
XJYICIVOBGO	XX	XX		XX		1	1	1	1	1	1	1	1
SJNOZPLJKT0	XX	XX		XX		1	1	1	1	1	1	1	1
KMFVBRGI0GE	XX	XX		XX		3	1	3	1	1	1	1	1
JVYCQTGGCYF	XX	XX		XX		1	1	1	1	1	1	1	1
YLBEWE5C035	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The policy supplement requires Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The evidence of insurance p.141, reflects coverage amount of $XX. The appraisal p.715, reflects the cost new amount as $XX.
CHEHE0VD0D5	XX	XX		XX		1	1	1	1	1	1	1	1
0LLS143IBJY	XX	XX		XX		1	1	1	1	1	1	1	1
3H3CKDPUTSJ	XX	XX		XX		1	1	1	1	1	1	1	1
2ZVMUCDDD43	XX	XX		XX		1	1	1	1	1	1	1	1
TORK40TTBOE	XX	XX		XX		1	1	1	1	1	1	1	1
2CGEDXRVBNI	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The Sponsor approval expired 04/XX/2023 and the subject Note date is 05/XX/2024.
D0QORN4I2XG	XX	XX		XX		1	1	1	1	1	1	1	1
OOEBG4FA44M	XX	XX		XX		1	1	1	1	1	1	1	1
YHYEJPEPFXE	XX	XX		XX		1	1	1	1	1	1	1	1
GWQVHROTT02	XX	XX		XX		1	1	1	1	1	1	1	1
MESUH2GM1NA	XX	XX		XX		1	1	1	1	1	1	1	1
1ZIUCCKOJYR	XX	XX		XX		1	1	1	1	1	1	1	1
JLAAOQWT21C	XX	XX		XX		1	1	1	1	1	1	1	1
HNGXIKKYWA2	XX	XX		XX		1	1	1	1	1	1	1	1
2WZFISR0Z1P	XX	XX		XX		1	1	1	1	1	1	1	1
YO03KYC3AVE	XX	XX		XX		1	1	1	1	1	1	1	1
0HM0ISPRLSC	XX	XX		XX		1	1	1	1	1	1	1	1
RUDVLTFDJOI	XX	XX	XX	3	1	1	3	1	1	1	1	*** (CURED) Full appraisal required. Form Type - EV R
																COMMENT: The policy, page 18, allows evaluations to be used in lieu of appraisals where the loan amount is less than $400,000. The loan contains a XX evaluation p.777. The loan amount is $XX; therefore, a full appraisal is required.
MY1YRVXJED4	XX	XX		XX		1	1	1	1	1	1	1	1
GFBVNXNOF13	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
															COMMENT: The policy supplement requires Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The evidence of insurance p.251, reflects coverage amount of $XX. The appraisal p.240, reflects the cost new amount as $XX. The file contains an email p.252 stating the insurance agent stated that the maximum coverage amount allowed for XX is $XX. The file included an approved exception in an email response stating, since its new construction we can use the budget amount for the replacement cost, it was $XX.	*** (CURED) Lender Approval - EV R COMMENT: The sponsor approval for XX expired 3/XX/23 and the Note is dated 5/XX/24.
FWMDGO2RSZD	XX	XX		XX		1	1	1	1	1	1	1	1
AC1HK0YOZCN	XX	XX		XX		1	1	1	1	1	1	1	1
4QQW3M12DMR	XX	XX		XX		1	1	1	1	1	1	1	1
411S3HKO3AH	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final HUD p.64 is missing the signature page.
05JE2IRNVNG	XX	XX		XX		1	1	1	1	1	1	1	1
2NM5JRJ50AS	XX	XX		XX		1	1	1	1	1	1	1	1
MTDKB0NBJBI	XX	XX		XX		1	1	1	1	1	1	1	1
TXGS3RPE0LI	XX	XX		XX		1	1	1	1	1	1	1	1
2WDRX2Y4H3D	XX	XX		XX		1	1	1	1	1	1	1	1
EN3HO5CSQDD	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final HUD p.154 is not signed or stamped.
NJD05EKDGQP	XX	XX		XX		1	1	1	1	1	1	1	1
2WDRX2Y4H3D	XX	XX		XX		1	1	1	1	1	1	1	1
EN3HO5CSQDD	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final HUD p.154 is not signed or stamped.
NJD05EKDGQP	XX	XX		XX		1	1	1	1	1	1	1	1
I4OWZABXXFB	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount.  The full rehab amount is $XX and the Builder's Risk coverage is $XX (p.332).

*** (CURED) Title issue - EV R
																COMMENT: The Purchase Agreement dated 9/XX/2022 (p.313) lists the seller as XX and the buyer as XX while the borrowing entity is XX. There is a Deed transferring the property from XX dated 10/XX/2022 (p.262) and a Deed transferring the property from XX dated 2/XX/2023 (prior to the subject purchase). Clarification is needed for the different transfers. The preliminary title (p.422) reflects the title vested to XX as of 2/XX/2023; however, per the deed transfer dated 10/XX/2022 that would not be correct.
3R4VKJOKGAH	XX	XX	XX	1	1	1	1	1	1	1	1	*** (OPEN) Wrong appraisal form for single family home - EV 2
															COMMENT: The policy requires full interior appraisal for loans with a note amount in excess of $1,000,000. The file included an exterior appraisal, and the note amount is $XX.	*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent.
0U5Z2CMK4W3	XX	XX		XX		1	1	1	1	1	1	1	1
YAYLGPQCL5W	XX	XX		XX		1	1	1	1	1	1	1	1